RELATED PARTIES - Revenue and operating transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTIES
Total revenues from related parties	₽ 4,352	₽ 3,349	₽ 2,178
Total operating expenses / (income) incurred on transactions with related parties	2,396	4,053	3,114
MTS Bank
RELATED PARTIES
Total revenues from related parties	1,271	1,507	900
Total operating expenses / (income) incurred on transactions with related parties	1,217	2,259	347
Sitronics
RELATED PARTIES
Total revenues from related parties	1,195	303
Zifrovoe TV
RELATED PARTIES
Total revenues from related parties	508	724	55
Koncel
RELATED PARTIES
Total operating expenses / (income) incurred on transactions with related parties	(1,141)
Key management personnel of the Group and its parent
RELATED PARTIES
Total operating expenses / (income) incurred on transactions with related parties	705
Sistema-Invest
RELATED PARTIES
Total operating expenses / (income) incurred on transactions with related parties	325
AB Safety
RELATED PARTIES
Total operating expenses / (income) incurred on transactions with related parties	324	302	271
Sistema
RELATED PARTIES
Total operating expenses / (income) incurred on transactions with related parties	284
Jet Air Group
RELATED PARTIES
Total operating expenses / (income) incurred on transactions with related parties	135	172	183
MTS Belarus
RELATED PARTIES
Total revenues from related parties	296	248	276
Total operating expenses / (income) incurred on transactions with related parties	104	121	161
Detsky Mir
RELATED PARTIES
Total revenues from related parties	175	188	129
Medsi Group
RELATED PARTIES
Total revenues from related parties	166	156	242
Business Nedvizhimost
RELATED PARTIES
Total operating expenses / (income) incurred on transactions with related parties	39	821	246
Maxima
RELATED PARTIES
Total operating expenses / (income) incurred on transactions with related parties	19	143	1,018
Other related parties
RELATED PARTIES
Total revenues from related parties	741	223	576
Total operating expenses / (income) incurred on transactions with related parties	₽ 385	₽ 235	₽ 888